UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2011



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2011

[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA ULTRA SHORT-TERM BOND FUND]

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       ANNUAL REPORT
       USAA ULTRA SHORT-TERM BOND FUND
       DECEMBER 31, 2011

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PRESIDENT'S MESSAGE

"AT USAA INVESTMENT MANAGEMENT COMPANY, WE
BELIEVE THAT INVESTORS WILL CONTINUE TO
FIND VALUE AMONG LARGE-CAP, DIVIDEND-PAYING        [PHOTO OF DANIEL S. McNAMARA]
COMPANIES, WHICH HAVE STRONG BALANCE SHEETS
AND ARE GENERALLY LEADERS IN THEIR INDUSTRY."

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FEBRUARY 2012

Although investors began 2011 with optimism, they ended the year weighed down by worries, mainly about the European sovereign debt crisis. During the early part of the reporting period, confidence was running high as the financial markets celebrated what appeared to be a strong recovery in the U.S. economy.

However, during the first quarter, U.S. economic growth slowed. Job growth was sluggish, and the housing market remained fragile. The summer brought political gridlock in Washington over whether to raise the nation's debt ceiling. In the wake of that rancorous debate, Standard & Poor's Ratings downgraded U.S. Government debt from AAA to AA+, citing lawmakers' unwillingness to deal with the federal deficit. In November, the Congressional super-committee -- established with much fanfare during the summer -- failed to come to an agreement how to cut costs.

During much of the reporting period, investors proved surprisingly resilient. They seemed to shrug off the political upheaval in the Middle East, including a surge in oil prices that raised questions about the sustainability of global economic growth. In March, the earthquake and tsunami in Japan took an appalling toll on that nation's infrastructure, including emergencies at some nuclear power plants, and led to supply disruptions that slowed worldwide economic growth during the second quarter. Yet, the impact on the financial markets was relatively modest.

Ultimately, it was the European Union's (EU) long-running sovereign debt crisis that wore down investor confidence. Despite many promises, EU policymakers have failed to follow through on numerous agreements to fix the EU's financial problems. Some weaker peripheral countries, such

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

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as Greece, continue to struggle with persistent budget deficits and large debt burdens. As the year progressed, these problems began to spread to the region's larger economies, such as Italy. The crisis has also created serious problems for Europe's banks, which hold a considerable amount of sovereign debt.

In this environment, investors appeared to prefer the perceived safety of U.S. Government debt and dividend-paying stocks. At USAA Investment Management Company, we believe that investors will continue to find value among large-cap, dividend-paying companies, which have strong balance sheets and are generally leaders in their industry. Despite tough economic conditions, corporate earnings have been better than expected.

During the one-year reporting period, U.S. Treasuries outperformed just about every other asset class. For example, 10-year Treasuries achieved a total return of more than 15% during 2011, mostly from price appreciation. Although we expected Treasuries and high-quality municipal bonds to perform well, they did even better than we expected. Yields, which move inversely to prices, declined.

In the months ahead, I believe the U.S. economy will continue growing slowly. Though unemployment is still high, it has been trending downward. Nevertheless, at USAA Investment Management Company, we will remain watchful of the risks and opportunities that may lie ahead. We sincerely appreciate your confidence in us. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company*

*Effective January 1, 2012, the USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

SHAREHOLDER VOTING RESULTS                                                    9

FINANCIAL INFORMATION

  Distribution to Shareholders                                               10

  Report of Independent Registered Public Accounting Firm                    11

  Portfolio of Investments                                                   12

  Notes to Portfolio of Investments                                          22

  Financial Statements                                                       25

  Notes to Financial Statements                                              28

EXPENSE EXAMPLE                                                              39

TRUSTEES' AND OFFICERS' INFORMATION                                          41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA ULTRA SHORT-TERM BOND FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

The Fund's principle investment strategy is to normally invest at least 80% of the Fund's assets in investment-grade debt securities that have a dollar-weighted average portfolio maturity of 18 months or less.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Investment Management Company

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o   HOW DID THE USAA ULTRA SHORT-TERM BOND FUND (THE FUND) PERFORM DURING THE
    ONE-YEAR REPORTING PERIOD?

    The Fund provided a total return of 1.60% for the period from January 1, 2011, through December 31, 2011. This compares to the return of 0.57% for the Lipper Ultra Short Funds Index.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    At the beginning of the one-year reporting period, market sentiment was generally positive, buoyed by strength in the global economic recovery. Although investors were rattled by political unrest in the Middle East, the related surge in oil prices did not dampen optimism overall. Similarly, Japan's combined earthquake, tsunami, and nuclear power plant disaster had only a modest impact on the financial markets.

    In August, the debt ceiling debate put a spotlight on U.S. Government finances. Demand for the relative safety of U.S. Treasury securities remained robust as Congress debated the need to raise the U.S. debt ceiling and a major credit rating agency downgraded U.S. Government

    Refer to page 6 for benchmark definitions.

    Past performance is no guarantee of future results.

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2  | USAA ULTRA SHORT-TERM BOND FUND

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    debt. Treasuries' appeal remained undiminished even as the Congressional
    "supercommittee" failed to agree on how to reduce the federal deficit.

    Seeking to boost economic activity, the Federal Reserve (the Fed) said it would hold short-term rates near zero through at least mid-2013. It also announced it would extend the maturity of its portfolio of securities by selling shorter-term bonds and buying intermediate- and longer-term maturities, an action that the market dubbed "Operation Twist."

o   WHAT WERE YOUR STRATEGIES FOR THE FUND?

    During the one-year reporting period, the Fund expanded its holdings in corporate debt securities, as well as in asset-backed and commercial mortgage-backed securities. In our opinion, these sectors provided attractive yields and aided in the continued diversification of the Fund's overall portfolio of investment holdings. We also relied on the experience of our municipal bond team to purchase high-quality tax-exempt and taxable municipal bonds at attractive yields.

    At the end of the reporting period, the fund had a dollar-weighted average portfolio maturity (WAM) of close to one year at 0.9 years. The portfolio's duration, which is a measure of its sensitivity to changes in interest rates, was 0.85 years.

o   WHAT IS YOUR OUTLOOK?

    The U.S. economy faces significant headwinds, including high unemployment and a weak housing market. The Fed is on record in

    As interest rates rise, existing bond prices fall. o Mortgage-backed securities have prepayment, credit, interest rate, and extension risks. Generally, when interest rates decline, prepayments accelerate beyond the initial pricing assumptions and may cause the average life of the securities to shorten. Also the market value may decline when interest rates rise because prepayments decrease beyond the initial pricing assumptions and may cause the average life of the securities to extend.

    You will find a complete list of securities that the Fund owns on pages
    12-21.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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    its determination to keep short-term interest rates extremely low for an extended period. In the absence of unanticipated market disruptions, we expect credit and interest rate conditions to remain tight.

    In the months ahead, we will continue to rely on our team of research analysts to help us identify attractive investment opportunities for the Fund. They will also analyze and monitor all of the portfolio's holdings as we strive to provide you with a high-quality diversified bond fund of short duration.

    Thank you for your continued confidence in the Fund.

    Diversification does not guarantee a profit or prevent a loss.

    The Fund is subject to various risks including Real Estate Investment Trusts (REIT), Exchange Traded Funds (ETFs), and derivative risk. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Exchange Traded Funds (ETFs) are subject to risks similar to those of stocks. The derivative risk is that it is not well-correlated with the security, index, or currency to which it relates. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost.

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4  | USAA ULTRA SHORT-TERM BOND FUND

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INVESTMENT OVERVIEW

USAA ULTRA SHORT-TERM BOND FUND
(Ticker Symbol: UUSTX)

------------------------------------------------------------------------------------------
                                                       12/31/11                12/31/10
------------------------------------------------------------------------------------------
Net Assets                                          $245.8 Million           $82.7 Million
Net Asset Value Per Share                                $9.98                   $9.97
Dollar-Weighted Average Portfolio Maturity             0.9 Year                1.0 Year

------------------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
------------------------------------------------------------------------------------------
           1 Year                                              Since Inception 10/18/10
            1.60%                                                       1.25%

------------------------------------------------------------------------------------------
     30-DAY SEC YIELD*                                 EXPENSE RATIO AS OF 12/31/10**
------------------------------------------------------------------------------------------
      As of 12/31/11                              Before Reimbursement            1.13%
          1.85%                                   After Reimbursement             0.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.60% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  5

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA ULTRA           LIPPER ULTRA-SHORT      CITIGROUP U.S. T-BILL
                SHORT-TERM BOND FUND          FUND INDEX              3-MONTH INDEX
10/31/2010           $10,000.00               $10,000.00               $10,000.00
11/30/2010             9,990.51                 9,999.63                10,001.18
12/31/2010             9,990.55                10,001.43                10,002.47
 1/31/2011            10,010.25                10,010.36                10,003.67
 2/28/2011            10,032.31                10,022.47                10,004.80
 3/31/2011            10,043.36                10,028.04                10,006.00
 4/30/2011            10,075.82                10,046.48                10,007.05
 5/31/2011            10,117.41                10,055.32                10,007.83
 6/30/2011            10,119.72                10,057.04                10,008.33
 7/31/2011            10,141.41                10,063.96                10,008.65
 8/31/2011            10,133.47                10,054.67                10,009.13
 9/30/2011            10,117.83                10,041.28                10,009.51
10/31/2011            10,149.84                10,055.48                10,009.88
11/30/2011            10,142.00                10,053.10                10,009.99
12/31/2011            10,150.41                10,058.88                10,010.08

                                   [END CHART]

                        *Data from 10/31/10 to 12/31/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Ultra Short-Term Bond Fund to the following benchmarks:

o The unmanaged Lipper Ultra Short Fund Index tracks the total return performance of the 10 largest funds within the Lipper Ultra Short Obligations Funds category.

o The unmanaged Citigroup U.S. Treasury Bill 3-Month Index represents the total return received by investors of 3-month U.S. Treasury securities.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the Citigroup U.S. Treasury Bill 3-Month Index and the Lipper Ultra Short Fund Index is calculated from the end of the month, October 31, 2010, while the Fund's inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

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6  | USAA ULTRA SHORT-TERM BOND FUND

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                         o PORTFOLIO MIX -- 12/31/2011 o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                      36.6%
VARIABLE-RATE DEMAND NOTES                                                 15.6%
MUNICIPAL BONDS                                                            15.0%
COMMERCIAL MORTGAGE SECURITIES                                             11.9%
ASSET-BACKED SECURITIES                                                    10.4%
EURODOLLAR AND YANKEE OBLIGATIONS                                           7.3%
MONEY MARKET FUNDS                                                          2.2%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

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                                                        INVESTMENT OVERVIEW |  7

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                     o PORTFOLIO RATINGS MIX -- 12/31/2011 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA*                                                                       19.0%
AA                                                                         18.5%
A                                                                          11.7%
BBB                                                                        26.9%
BELOW INVESTMENT-GRADE                                                      5.1%
UNRATED                                                                     2.0%
SECURITIES WITH SHORT-TERM INVESTMENT GRADE RATINGS                        16.8%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investmentgrade quality. This chart reflects the highest rating of either Moody's Investors Service (Moody's), Standard & Poor's Rating Services (S&P), Fitch Ratings Ltd. (Fitch), Dominion Bond Rating Service Ltd. (Dominion), or A.M. Best Co., Inc., and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated", but are monitored and evaluated by USAA Investment Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. Government are not rated but are treated as AAA for credit quality purposes. Securities included in the Short-Term Investment Grade ratings category are those that are ranked in the top two short term credit ratings for the respective rating agency, (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). The below investment-grade category includes both long-term and short-term securities. Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 12-21.

*As of August 5, 2011, Standard & Poor's Ratings has downgraded U.S. Government securities from AAA to AA+.

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8  | USAA ULTRA SHORT-TERM BOND FUND

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SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                    FOR                 VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                       6,660,811,393              63,843,596
Daniel S. McNamara                     6,665,041,690              59,613,299
Robert L. Mason, Ph.D.                 6,673,454,396              51,200,593
Michael F. Reimherr                    6,655,017,938              69,637,051
Paul L. McNamara                       6,652,482,258              72,172,731
Barbara B. Ostdiek, Ph.D.              6,650,120,137              74,534,852

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                                                 SHAREHOLDER VOTING RESULTS |  9

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DISTRIBUTION TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

For the fiscal year ended December 31, 2011, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $2,581,000 as qualifying interest income.

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10  | USAA ULTRA SHORT-TERM BOND FUND

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA ULTRA SHORT-TERM BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Ultra Short-Term Bond Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2011, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Ultra Short-Term Bond Fund at December 31, 2011, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated therein.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 17, 2012

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                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2011

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (36.6%)

            CONSUMER DISCRETIONARY (2.4%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.8%)
   $2,000   Nissan Motor Acceptance Corp.(a)                   3.25%     1/30/2013     $  2,026
                                                                                       --------
            GENERAL MERCHANDISE STORES (0.8%)
    2,000   Dollar General Corp.(b)                            3.11      7/07/2014        2,001
                                                                                       --------
            SPECIALTY STORES (0.8%)
    1,817   Sally Holdings, LLC(b)                             2.55     11/16/2013        1,815
                                                                                       --------
            Total Consumer Discretionary                                                  5,842
                                                                                       --------
            ENERGY (4.6%)
            -------------
            INTEGRATED OIL & GAS (0.3%)
      700   Murphy Oil Corp.                                   6.38      5/01/2012          711
                                                                                       --------
            OIL & GAS DRILLING (0.4%)
    1,000   Nabors Industries, Inc.                            5.38      8/15/2012        1,022
                                                                                       --------
            OIL & GAS REFINING & MARKETING (0.6%)
      550   Valero Energy Corp.                                6.70      1/15/2013          580
      755   Valero Energy Corp.                                4.75      6/15/2013          791
                                                                                       --------
                                                                                          1,371
                                                                                       --------
            OIL & GAS STORAGE & TRANSPORTATION (3.3%)
    1,205   Duke Capital Corp., LLC                            5.50      3/01/2014        1,287
      605   Enterprise Products Operating, LLC                 5.65      4/01/2013          634
    1,500   Gulf South Pipeline Co., LP(a)                     5.75      8/15/2012        1,533
      550   Kaneb Pipe Line Operating Partnership, LP          5.88      6/01/2013          580
    2,000   NGPL PipeCo, LLC(a)                                6.51     12/15/2012        2,021
    2,000   Rockies Express Pipeline, LLC(a)                   6.25      7/15/2013        2,112
                                                                                       --------
                                                                                          8,167
                                                                                       --------
            Total Energy                                                                 11,271
                                                                                       --------
            FINANCIALS (17.9%)
            ------------------
            CONSUMER FINANCE (0.8%)
    2,000   Capital One Financial Corp.                        1.55(c)   7/15/2014        1,938
                                                                                       --------
            DIVERSIFIED BANKS (5.4%)
    3,500   Abbey National Treasury Services                   1.72(c)   4/25/2013        3,495

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12  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
   $2,000   Lloyds TSB Bank plc                                2.77%(c)   1/24/2014    $  1,893
    3,000   Societe Generale(a)                                2.50       1/15/2014       2,779
    1,400   SSIF Nevada, LP(a)                                 1.10(c)    4/14/2014       1,379
    2,000   Wachovia Corp.                                     0.77(c)   10/28/2015       1,821
    2,000   Wells Fargo & Co.                                  0.62(c)   10/28/2015       1,906
                                                                                       --------
                                                                                         13,273
                                                                                       --------
            DIVERSIFIED CAPITAL MARKETS (1.0%)
    1,500   Credit Suisse New York                             5.00       5/15/2013       1,539
    1,000   Deutsche Bank AG                                   4.88       5/20/2013       1,023
                                                                                       --------
                                                                                          2,562
                                                                                       --------
            LIFE & HEALTH INSURANCE (2.6%)
    1,642   MetLife Global Funding I(a)                        5.13       4/10/2013       1,716
      725   MetLife Global Funding I(a)                        5.13       6/10/2014         781
    1,500   MetLife Institutional Fund(a)                      1.27(c)    4/04/2014       1,497
      350   Pricoa Global Funding I(a)                         5.40      10/18/2012         361
      365   Pricoa Global Funding I(a)                         5.30       9/27/2013         386
      850   Principal Life Income Fundings Trust               5.30      12/14/2012         885
      814   Prudential Financial, Inc.                         5.15       1/15/2013         843
                                                                                       --------
                                                                                          6,469
                                                                                       --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
    1,000   General Electric Capital Corp.                     0.95(c)    1/07/2013       1,004
      600   General Electric Capital Corp.                     1.88       9/16/2013         608
      900   General Electric Capital Corp.                     1.57(c)    9/23/2013         893
    1,000   General Electric Capital Corp.                     0.81(c)    9/15/2014         960
                                                                                       --------
                                                                                          3,465
                                                                                       --------
            PROPERTY & CASUALTY INSURANCE (0.2%)
      500   XL Capital Finance plc                             6.50       1/15/2012         501
                                                                                       --------
            REGIONAL BANKS (0.2%)
      500   PNC Funding Corp.                                  0.63(c)    1/31/2014         490
                                                                                       --------
            REITs - DIVERSIFIED (1.0%)
      250   Liberty Property, LP                               6.38       8/15/2012         255
    2,000   Washington REIT                                    5.25       1/15/2014       2,109
                                                                                       --------
                                                                                          2,364
                                                                                       --------
            REITs - OFFICE (1.4%)
      500   Duke Realty, LP                                    5.45      10/01/2012         508
      760   HRPT Properties Trust                              6.50       1/15/2013         770
      525   Mack-Cali Realty, LP                               5.25       1/15/2012         525
    1,500   Mack-Cali Realty, LP                               4.60       6/15/2013       1,533
                                                                                       --------
                                                                                          3,336
                                                                                       --------
            REITs - RESIDENTIAL (0.4%)
    1,000   UDR, Inc.                                          5.50       4/01/2014       1,056
                                                                                       --------

================================================================================

                                                 PORTFOLIO OF INVESTMENTS  |  13

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
            REITs - RETAIL (3.0%)
   $  350   Kimco Realty Corp.                                 6.00%    11/30/2012     $    360
    1,450   Kimco Realty Corp.                                 4.82      6/01/2014        1,507
    1,660   WEA Finance(a)                                     7.50      6/02/2014        1,821
      500   Weingarten Realty Investors                        5.26      5/15/2012          503
    2,200   Weingarten Realty Investors                        5.65      1/15/2013        2,249
    1,000   Weingarten Realty Investors                        4.99      9/03/2013        1,023
                                                                                       --------
                                                                                          7,463
                                                                                       --------
            REITs - SPECIALIZED (0.5%)
      500   Health Care Property Investors, Inc.               5.63      2/28/2013          510
      680   Health Care Property Investors, Inc.               5.65     12/15/2013          715
                                                                                       --------
                                                                                          1,225
                                                                                       --------
            Total Financials                                                             44,142
                                                                                       --------
            HEALTH CARE (1.3%)
            ------------------
            HEALTH CARE FACILITIES (0.9%)
    2,130   HCA, Inc.(b)                                       1.55     11/19/2012        2,119
                                                                                       --------
            HEALTH CARE SUPPLIES (0.4%)
    1,000   DENTSPLY International, Inc.                       1.96(c)   8/15/2013        1,007
                                                                                       --------
            Total Health Care                                                             3,126
                                                                                       --------
            INDUSTRIALS (0.9%)
            ------------------
            INDUSTRIAL MACHINERY (0.3%)
      750   Stanley Black and Decker                           4.90     11/01/2012          771
                                                                                       --------
            OFFICE SERVICES & SUPPLIES (0.6%)
    1,315   Avery Dennison Corp.                               4.88      1/15/2013        1,358
                                                                                       --------
            Total Industrials                                                             2,129
                                                                                       --------
            INFORMATION TECHNOLOGY (0.8%)
            -----------------------------
            COMPUTER HARDWARE (0.4%)
    1,000   Hewlett Packard Co.                                1.25      9/13/2013          987
                                                                                       --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    1,110   Computer Sciences Corp.                            5.00      2/15/2013        1,105
                                                                                       --------
            Total Information Technology                                                  2,092
                                                                                       --------
            MATERIALS (3.3%)
            ----------------
            CONSTRUCTION MATERIALS (1.3%)
    3,000   Lafarge North America, Inc.                        6.88      7/15/2013        3,066
       52   Vulcan Materials Co.                               6.30      6/15/2013           54
                                                                                       --------
                                                                                          3,120
                                                                                       --------
            DIVERSIFIED CHEMICALS (0.3%)
      630   Dow Chemical Co.                                   6.00     10/01/2012          655
                                                                                       --------

================================================================================

14  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
            INDUSTRIAL GASES (0.8%)
   $2,000   Airgas, Inc.                                       2.85%    10/01/2013     $  2,038
                                                                                       --------
            STEEL (0.9%)
    2,300   ArcelorMittal                                      5.38      6/01/2013        2,355
                                                                                       --------
            Total Materials                                                               8,168
                                                                                       --------
            TELECOMMUNICATION SERVICES (0.8%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.8%)
    1,984   Crown Castle Operating Co.(b)                      1.80      3/06/2014        1,961
                                                                                       --------
            UTILITIES (4.6%)
            ----------------
            ELECTRIC UTILITIES (1.9%)
    1,000   Entergy New Orleans, Inc.                          5.25      8/01/2013        1,057
      532   FPL Group Capital, Inc.                            2.55     11/15/2013          541
    2,500   ITC Holdings Corp.(a)                              5.25      7/15/2013        2,617
      500   Nevada Power Co.                                   6.50      4/15/2012          508
                                                                                       --------
                                                                                          4,723
                                                                                       --------
            GAS UTILITIES (0.4%)
    1,000   Atmos Energy Corp.                                 5.13      1/15/2013        1,037
                                                                                       --------
            INDEPENDENT POWER PRODUCERS & ENERGY
               TRADERS (0.7%)
    1,500   AES Corp.                                          7.75      3/01/2014        1,628
                                                                                       --------
            MULTI-UTILITIES (1.6%)
    1,500   CMS Energy Corp.                                   2.75      5/15/2014        1,489
    2,300   Sempra Energy                                      2.00      3/15/2014        2,330
                                                                                       --------
                                                                                          3,819
                                                                                       --------
            Total Utilities                                                              11,207
                                                                                       --------
            Total Corporate Obligations (cost: $90,539)                                  89,938
                                                                                       --------
            EURODOLLAR AND YANKEE OBLIGATIONS (7.3%)

            FINANCIALS (5.9%)
            -----------------
            DIVERSIFIED BANKS (4.3%)
    1,000   Anz National International Ltd.(a)                 2.38     12/21/2012        1,018
    1,500   Bank of Tokyo-Mitsubishi, Ltd.(a)                  2.60      1/22/2013        1,518
    1,500   Groupe BPCE S.A.(a)                                2.19(c)   2/07/2014        1,428
    1,000   National Australia Bank Ltd.(a)                    1.37(c)   7/25/2014          994
    1,000   Standard Chartered plc(a)                          1.40(c)   5/12/2014          992
    1,000   Sumitomo Mitsui Banking Corp.(a)                   1.37(c)   7/22/2014        1,005
    1,500   Westpac Banking Corp.                              2.10      8/02/2013        1,515
    2,000   Westpac Banking Corp.(a)                           1.31(c)   3/31/2014        2,007
                                                                                       --------
                                                                                         10,477
                                                                                       --------

================================================================================

                                                 PORTFOLIO OF INVESTMENTS  |  15

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
            LIFE & HEALTH INSURANCE (0.4%)
   $1,000   Met Life Global Funding I(a)                       1.14%(c)   1/10/2014    $  1,000
                                                                                       --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
    2,000   ING Bank N.V.(a)                                   1.60(c)    3/15/2013       1,954
      300   ING Bank N.V.(a)                                   1.72(c)   10/18/2013         292
      700   Santander U.S. Debt S.A.(a)                        2.49       1/18/2013         672
                                                                                       --------
                                                                                          2,918
                                                                                       --------
            Total Financials                                                             14,395
                                                                                       --------
            MATERIALS (1.3%)
            ----------------
            DIVERSIFIED METALS & MINING (0.5%)
    1,250   Anglo American Capital(a)                          2.15       9/27/2013       1,253
                                                                                       --------
            METAL & GLASS CONTAINERS (0.8%)
    1,955   Rexam plc(a)                                       6.75       6/01/2013       2,060
                                                                                       --------
            Total Materials                                                               3,313
                                                                                       --------
            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
      300   Telecom Italia Capital                             5.25      11/15/2013         288
                                                                                       --------
            Total Eurodollar and Yankee Obligations
               (cost: $18,169)                                                           17,996
                                                                                       --------
            ASSET-BACKED SECURITIES (10.4%)

            FINANCIALS (10.4%)
            ------------------
            ASSET-BACKED FINANCING (10.4%)
      277   AESOP Funding II, LLC(a)                           0.42(c)    8/20/2013         274
    1,730   Arkle Finance Trust Ltd.(a)                        1.62(c)    5/17/2060       1,724
    3,500   Arran Residential Mortgages Funding plc(a)         1.93(c)   11/19/2047       3,482
      500   Bank of America Credit Card Trust                  0.57(c)    6/16/2014         500
    1,500   Capital One Multi-Asset Execution Trust            0.58(c)   11/17/2014       1,499
      500   CIT Equipment Collateral(a)                        3.88       9/16/2013         509
    1,000   CIT Equipment Collateral(a)                        4.86       3/17/2014       1,032
    1,000   Citibank Credit Card Issuance Trust                6.30(c)    6/20/2014       1,024
      788   Citibank Credit Card Issuance Trust                0.69(c)    7/15/2014         786
    2,000   Enterprise Fleet Financing, LLC(a)                 1.62       5/20/2017       1,999
      800   GE Equipment Midticket, LLC(a)                     0.94       7/14/2014         800
    2,000   Gracechurch Mortgage Financing plc(a)              2.03(c)   11/20/2056       2,000
    1,000   Holmes Master Issuer plc(a)                        1.80(c)   10/15/2054         998
    1,500   Holmes Master Issuer plc(a)                        1.95(c)   10/21/2054       1,498
    1,000   MBNA Credit Card Master Note Trust                 0.70(c)    7/15/2015         992
    2,000   Permanent Master Issuer plc(a)                     1.80(c)    7/15/2042       1,995

================================================================================

16  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
   $  556   Santander Drive Auto Receivable Trust(a)           1.48%     5/15/2017     $    551
    1,330   Santander Drive Auto Receivables Trust             2.35     11/16/2015        1,321
      937   SLC Student Loan Trust                             0.52(c)   1/15/2019          919
    1,500   Volvo Financial Equipment, LLC(a)                  2.99      5/15/2017        1,509
                                                                                       --------
            Total Financials                                                             25,412
                                                                                       --------
            Total Asset-Backed Securities (cost: $25,443)                                25,412
                                                                                       --------
            COMMERCIAL MORTGAGE SECURITIES (11.9%)

            FINANCIALS (11.9%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (11.9%)
      377   Banc of America Commercial Mortgage, Inc.          4.50      7/10/2043          382
      146   Banc of America Commercial Mortgage, Inc.          4.78      7/10/2043          146
       13   Banc of America Commercial Mortgage, Inc.          4.76      7/10/2045           13
    1,095   Banc of America Commercial Mortgage, Inc.          5.60      7/10/2046        1,128
    3,000   Banc of America Commercial Mortgage, Inc.          6.02      2/10/2051        3,063
    1,187   Bear Stearns Commercial Mortgage Securities, Inc.  5.71      9/11/2038        1,209
      166   Citigroup Deutsche Bank Commercial Mortgage Trust  5.27      7/15/2044          167
    1,735   GE Capital Commercial Mortgage Corp.               5.33     11/10/2045        1,767
       14   GMAC Commercial Mortgage Securities, Inc.          6.70      4/15/2034           14
    2,203   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                4.65      1/12/2037        2,257
    1,538   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.20      8/12/2037        1,613
    1,843   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.45     12/12/2043        1,924
    1,500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.37     12/15/2044        1,561
    1,563   LB-UBS Commercial Mortgage Trust                   5.17     11/15/2030        1,611
    1,100   LB-UBS Commercial Mortgage Trust                   4.57      1/15/2031        1,149
    1,497   LB-UBS Commercial Mortgage Trust                   5.08      2/15/2031        1,510
    1,433   Merrill Lynch Mortgage Trust                       5.24     11/12/2037        1,466
    2,057   Merrill Lynch Mortgage Trust                       5.61      5/12/2039        2,092
      493   Morgan Stanley Capital I, Inc.                     5.62      7/12/2044          496
    2,000   Morgan Stanley Capital I, Inc.                     5.62     12/12/2049        2,026
      349   Morgan Stanley Capital I, Inc.                     4.51      7/15/2056          358
      401   Wachovia Bank Commercial Mortgage Trust(a)         4.24     10/15/2035          402
    2,950   Wachovia Bank Commercial Mortgage Trust            5.46     12/15/2044        2,966
                                                                                       --------
            Total Financials                                                             29,320
                                                                                       --------
            Total Commercial Mortgage Securities
               (cost: $29,199)                                                           29,320
                                                                                       --------

================================================================================

                                                 PORTFOLIO OF INVESTMENTS  |  17

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (15.0%)

            AIRPORT/PORT (1.7%)
   $1,000   Chicago Midway Airport                             3.53%     1/01/2041     $  1,025
    1,500   Greater Orlando Aviation Auth.                     4.50     10/01/2013        1,587
    1,500   Houston Airport System                             5.00      7/01/2013        1,583
                                                                                       --------
                                                                                          4,195
                                                                                       --------
            EDUCATION (1.6%)
    2,000   New Jersey EDA                                     2.14      9/01/2012        2,015
    1,000   New Jersey EDA                                     3.10      9/01/2013        1,029
      855   Pinellas County Educational Facilities Auth.       5.00     10/01/2014          917
                                                                                       --------
                                                                                          3,961
                                                                                       --------
            ELECTRIC UTILITIES (2.6%)
    2,300   Air Quality Dev. Auth.                             2.25     12/01/2023        2,309
    1,000   Delaware State EDA                                 2.30      7/01/2028        1,005
    1,000   Mississippi Business Finance Corp.                 2.25     12/01/2040        1,008
    1,000   Navajo County                                      5.50      6/01/2034        1,076
      500   West Virginia EDA                                  4.85      5/01/2019          526
      500   West Virginia EDA                                  2.00      1/01/2041          503
                                                                                       --------
                                                                                          6,427
                                                                                       --------
            ELECTRIC/GAS UTILITIES (1.0%)
    1,000   San Antonio Electric and Gas Systems               1.15     12/01/2027        1,003
    1,500   South Carolina Public Service Auth.                0.97(c)   6/02/2014        1,501
                                                                                       --------
                                                                                          2,504
                                                                                       --------
            ENVIRONMENTAL & FACILITIES SERVICES (2.7%)
    1,000   California Pollution Control Financing Auth.       2.63     12/01/2027        1,017
    2,000   Maricopa County IDA                                2.63     12/01/2031        2,026
    1,500   New Jersey EDA                                     2.20     11/01/2013        1,522
    2,000   South Carolina Jobs EDA                            2.25     11/01/2016        2,034
                                                                                       --------
                                                                                          6,599
                                                                                       --------
            GENERAL OBLIGATION (0.9%)
      700   Andrews County                                     2.38      8/15/2012          703
    1,359   Newark                                             3.50     12/13/2012        1,369
                                                                                       --------
                                                                                          2,072
                                                                                       --------
            INTEGRATED OIL & GAS (0.6%)
    1,500   Whiting Environmental Facilities                   2.80      6/01/2044        1,549
                                                                                       --------
            MULTI-UTILITIES (0.7%)
    1,750   Louisville/Jefferson County Metro Government       1.90      6/01/2033        1,755
                                                                                       --------

================================================================================

18  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
            PAPER PRODUCTS (0.9%)
   $1,500   Bay County                                         5.10%     9/01/2012     $  1,532
      660   Savannah EDA                                       5.10      8/01/2014          700
                                                                                       --------
                                                                                          2,232
                                                                                       --------
            TOLL ROADS (1.9%)
    2,500   North Texas Tollway Auth.                          2.31      9/01/2013        2,561
    2,000   North Texas Tollway Auth.                          2.44      9/01/2013        2,051
                                                                                       --------
                                                                                          4,612
                                                                                       --------
            WATER/SEWER UTILITY (0.4%)
    1,000   Renewable Water Resources                          1.99      1/01/2012        1,000
                                                                                       --------
            Total Municipal Bonds (cost: $36,439)                                        36,906
                                                                                       --------
            MONEY MARKET INSTRUMENTS (17.8%)

            VARIABLE-RATE DEMAND NOTES (15.6%)

            CONSUMER DISCRETIONARY (3.0%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.3%)
      825   Athens-Clarke County (LOC - SunTrust Bank)         0.52     12/01/2024          825
                                                                                       --------
            DISTRIBUTORS (2.2%)
    5,500   Bhavnani, LLC (LOC - U.S. Bank, N.A.)              0.26      5/01/2038        5,500
                                                                                       --------
            HOME IMPROVEMENT RETAIL (0.5%)
    1,100   Savannah EDA (LOC - SunTrust Bank)                 0.70      8/01/2025        1,100
                                                                                       --------
            Total Consumer Discretionary                                                  7,425
                                                                                       --------
            FINANCIALS (0.9%)
            -----------------
            REITs - DIVERSIFIED (0.9%)
    2,075   New York Housing Finance Agency
               (LOC - Landesbank Hessen-Thuringen)             0.50      5/01/2042        2,075
                                                                                       --------
            HEALTH CARE (0.8%)
            ------------------
            HEALTH CARE FACILITIES (0.8%)
    2,000   Wisconsin Health and Educational Facilities Auth.
               (LOC - KBC Bank N.V.)                           2.00      3/01/2038        2,000
                                                                                       --------
            INDUSTRIALS (2.2%)
            ------------------
            AIRPORT SERVICES (2.2%)
    5,300   Metropolitan Nashville Airport Auth.
               (LOC - Regions Bank)                            2.07      4/01/2030        5,300
                                                                                       --------
            MATERIALS (0.2%)
            ----------------
            PAPER PACKAGING (0.2%)
      500   Village of Addison (LOC - RBS Citizens, N.A.)      2.35      7/01/2021          500
                                                                                       --------

================================================================================

                                                 PORTFOLIO OF INVESTMENTS  |  19

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (8.5%)
            ----------------------
            EDUCATION (1.1%)
   $  700   New York State Dormitory Auth.
               (LOC - Key Bank, N.A.)                          0.21%     7/01/2038     $    700
    2,000   Univ. Athletic Association, Inc.
               (LOC - SunTrust Bank)                           1.00     10/01/2031        2,000
                                                                                       --------
                                                                                          2,700
                                                                                       --------
            ELECTRIC/GAS UTILITIES (0.8%)
    2,000   Long Island Power Auth. (LOC - WestLB A.G.)        0.15      5/01/2033        2,000
                                                                                       --------
            GENERAL OBLIGATION (2.1%)
    3,000   Illinois State (LIQ)                               3.00     10/01/2033        3,000
    2,100   New York City (LOC - KBC Bank N.V.)                1.00      8/01/2038        2,100
                                                                                       --------
                                                                                          5,100
                                                                                       --------
            HOSPITAL (0.3%)
      800   Albany IDA (LOC - RBS Citizens, N.A.)              0.89      5/01/2035          800
                                                                                       --------
            MULTIFAMILY HOUSING (3.6%)
    3,000   Dallas Housing Finance Corp. (LIQ)
               (LOC - Citigroup, Inc.)(a)                      1.25      9/01/2019        3,000
    2,000   New York Housing Finance Agency
               (LOC - Landesbank Baden-Wurttemberg)            1.50     11/01/2041        2,000
    2,000   New York Housing Finance Agency
               (LOC - Landesbank Hessen-Thuringen)             0.50     11/01/2044        2,000
    2,000   Southeast Texas Housing Finance Corp. (LIQ)
               (LOC - Citigroup, Inc.)(a)                      1.50      6/01/2019        2,000
                                                                                       --------
                                                                                          9,000
                                                                                       --------
            REAL ESTATE TAX/FEE (0.6%)
    1,400   Irvine Improvement Bonds (LOC - KBC Bank N.V.)     0.81      9/02/2050        1,400
                                                                                       --------
            Total Municipal Bonds                                                        21,000
                                                                                       --------
            Total Variable-Rate Demand Notes                                             38,300
                                                                                       --------

-----------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (2.2%)
5,590,789   State Street Institutional Liquid Reserve Fund, 0.15%(d)                      5,591
                                                                                       --------
            Total Money Market Instruments (cost: $43,891)                               43,891
                                                                                       --------

            TOTAL INVESTMENTS (COST: $243,680)                                         $243,463
                                                                                       ========

================================================================================

20  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------

                                        (LEVEL 1)         (LEVEL 2)     (LEVEL 3)
                                    QUOTED PRICES OTHER SIGNIFICANT   SIGNIFICANT
                                IN ACTIVE MARKETS        OBSERVABLE  UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS            INPUTS        INPUTS         TOTAL
-----------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                    $    -          $ 89,938            $-      $ 89,938
  Eurodollar And Yankee Obligations             -            17,996             -        17,996
  Asset-Backed Securities                       -            25,412             -        25,412
  Commercial Mortgage Securities                -            29,320             -        29,320
  Municipal Bonds                               -            36,906             -        36,906
Money Market Instruments:
  Variable-Rate Demand Notes                    -            38,300             -        38,300
  Money Market Funds                        5,591                 -             -         5,591
-----------------------------------------------------------------------------------------------
Total                                      $5,591          $237,872            $-      $243,463
-----------------------------------------------------------------------------------------------

For the period of January 1, 2011, through December 31, 2011, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                 PORTFOLIO OF INVESTMENTS  |  21

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2011

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.3% of net assets at December 31, 2011.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the

================================================================================

22  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA    Economic Development Authority

    IDA    Industrial Development Authority/Agency

    REIT   Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc. and DEPFA Bank, plc.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at December 31, 2011.
           The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2011.

    (d) Rate represents the money market fund annualized seven-day yield at December 31, 2011.

See accompanying notes to financial statements.

================================================================================

24  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2011

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $243,680)        $243,463
   Cash                                                                       18
   Receivables:
      Capital shares sold                                                  1,145
      USAA Investment Management Company (Note 5C)                            74
      Interest                                                             1,400
      Securities sold                                                        147
                                                                        --------
         Total assets                                                    246,247
                                                                        --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                271
      Dividends on capital shares                                             35
   Accrued management fees                                                    55
   Accrued transfer agent's fees                                               4
   Other accrued expenses and payables                                        63
                                                                        --------
         Total liabilities                                                   428
                                                                        --------
            Net assets applicable to capital shares outstanding         $245,819
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $246,023
   Accumulated net realized gain on investments                               13
   Net unrealized depreciation of investments                               (217)
                                                                        --------
            Net assets applicable to capital shares outstanding         $245,819
                                                                        ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                            24,623
                                                                        ========
   Net asset value, redemption price, and offering price per share      $   9.98
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2011

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income (net of taxes withheld of $2)                          $3,642
                                                                          ------
EXPENSES
   Management fees                                                           444
   Administration and servicing fees                                         265
   Transfer agent's fees                                                     179
   Custody and accounting fees                                                63
   Postage                                                                     5
   Shareholder reporting fees                                                 27
   Trustees' fees                                                             14
   Registration fees                                                         116
   Professional fees                                                          59
   Other                                                                      10
                                                                          ------
         Total expenses                                                    1,182
   Expenses reimbursed                                                      (121)
                                                                          ------
         Net expenses                                                      1,061
                                                                          ------
NET INVESTMENT INCOME                                                      2,581
                                                                          ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                         117
   Change in net unrealized appreciation/depreciation                        (85)
                                                                          ------
         Net realized and unrealized gain                                     32
                                                                          ------
   Increase in net assets resulting from operations                       $2,613
                                                                          ======

See accompanying notes to financial statements.

================================================================================

26  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Year ended December 31, 2011, and period ended December 31, 2010

--------------------------------------------------------------------------------

                                                                     2011           2010*
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                         $  2,581         $   103
   Net realized gain on investments                                   117               -
   Change in net unrealized appreciation/depreciation
      of investments                                                  (85)           (132)
                                                                 ------------------------
      Increase (decrease) in net assets resulting from
         operations                                                 2,613             (29)
                                                                 ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (2,581)           (103)
   Net realized gains                                                (104)              -
                                                                 ------------------------
      Distributions to shareholders                                (2,685)           (103)
                                                                 ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      276,278          87,758
   Reinvested dividends                                             2,268              52
   Cost of shares redeemed                                       (115,367)         (4,966)
                                                                 ------------------------
      Increase in net assets from capital share transactions      163,179          82,844
                                                                 ------------------------
   Net increase in net assets                                     163,107          82,712

NET ASSETS
   Beginning of year                                               82,712               -
                                                                 ------------------------
   End of year                                                   $245,819         $82,712
                                                                 ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     27,631           8,792
   Shares issued for dividends reinvested                             227               5
   Shares redeemed                                                (11,534)           (498)
                                                                 ------------------------
      Increase in shares outstanding                               16,324           8,299
                                                                 ========================

* Fund commenced operations on October 18, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income consistent with preservation of principal.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is January 1, 2012.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that

================================================================================

28  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

           include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

           Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, valued based on methods discussed in Note 1A1, and variable-rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement,

================================================================================

30  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended December 31, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2011, the Fund paid CAPCO facility fees of $1,000, which represents 0.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2011.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended December 31, 2011 and 2010, was as follows:

                                                          2011            2010
                                                       -------------------------
Ordinary income*                                       $2,685,000       $103,000

*Includes distributions of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2011, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                         $  30,000
Unrealized depreciation of investments                                 (217,000)

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are

================================================================================

32  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax period ended December 31, 2010 and year ended December 31, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2011, were $179,286,000 and $37,227,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

As of December 31, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was $243,680,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2011, were $1,015,000 and $1,232,000, respectively, resulting in net unrealized depreciation of $217,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. The Fund's base is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. Effective October 31, 2011, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Ultra Short Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Ultra Short Obligation Funds category. The base fee is computed as referenced above. The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ended November 30, 2011, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period for the Fund will consist of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

 (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

================================================================================

34  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Ultra Short Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the year ended December 31, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $444,000, which included a 0.01% performance adjustment of $20,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended December 31, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $265,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2011, the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2012, to limit the annual expenses of the Fund to 0.60% of its average annual net assets, before reductions of any expenses paid indirectly

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    and excluding extraordinary expenses, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the year ended December 31, 2011, the Fund incurred reimbursable expenses of $121,000, of which $74,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $179,000.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At December 31, 2011, USAA and its affiliates owned 2,500,000 shares (10.2%) of the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended December 31, 2011, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the

================================================================================

36  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                  COST TO                NET REALIZED
     SELLER               PURCHASER              PURCHASER          GAIN (LOSS) TO SELLER
-----------------------------------------------------------------------------------------
USAA Income Fund    USAA Ultra Short-Term
                       Bond Fund                $1,462,000                 $9,000

(8) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         YEAR ENDED          PERIOD ENDED
                                                        DECEMBER 31,         DECEMBER 31,
                                                            2011               2010***
                                                        ---------------------------------
Net asset value at beginning of period                  $   9.97               $ 10.00
                                                        ------------------------------
Income (loss) from investment operations:
 Net investment income                                       .14                   .03(a)
 Net realized and unrealized gain (loss)                     .01                  (.04)(a)
                                                        ------------------------------
Total from investment operations                             .15                  (.01)(a)
                                                        ------------------------------
Less distributions from:
 Net investment income                                      (.14)                 (.02)
 Realized capital gains                                     (.00)(d)                --
                                                        ------------------------------
Total distributions                                         (.14)                 (.02)
                                                        ------------------------------
Net asset value at end of period                        $   9.98               $  9.97
                                                        ==============================
Total return (%)*                                           1.60                  (.10)
Net assets at end of period (000)                       $245,819               $82,712
Ratios to average net assets:**
 Expenses (%)(b)                                             .60                   .60(c)
 Expenses, excluding reimbursements (%)(b)                   .67                  1.13(c)
 Net investment income (%)                                  1.46                  1.06(c)
Portfolio turnover (%)                                        26                     1

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2011, average net assets were $176,924,000. *** Fund commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Represents less than $0.01 per share.

================================================================================

38  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2011, through December 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                      BEGINNING             ENDING            DURING PERIOD*
                                    ACCOUNT VALUE       ACCOUNT VALUE         JULY 1, 2011 -
                                     JULY 1, 2011     DECEMBER 31, 2011     DECEMBER 31, 2011
                                    ---------------------------------------------------------
Actual                                $1,000.00           $1,002.90               $3.03

Hypothetical
 (5% return before expenses)           1,000.00            1,022.18                3.06

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.29% for the period of July 1, 2011, through December 31, 2011.

================================================================================

40  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of December 31, 2011. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  41

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), and serves on the Board of USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

42  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: July 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  43

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

  (2) Member of Executive Committee

  (3) Member of Audit Committee

  (4) Member of Pricing and Investment Committee

  (5) Member of Corporate Governance Committee

  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.

  (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

44  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Senior Vice President, Compliance and Ethics, USAA (7/11-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-7/11); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  45

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

46  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
         (8722)                       or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   94420-0212                                (C)2012, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 20, 2011, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2011 and 2010 were $348,949 and $330,450, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2011 and 2010 were $64,378 and $63,358, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2011 and 2010.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2011 and 2010.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2011 and 2010 were $378,534 and $384,316, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2011 and 2010 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2011

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:       02/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       02/27/2012
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       02/27/2012
         ------------------------------
*Print the name and title of each signing officer under his or her signature.